Related Party Transactions and Corporate Allocations - Reconciliation of Net Transfers to Parent (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net transfers to 3M on the condensed consolidated and combined changes in equity	$ 0	$ (473)		$ (9,107)	$ (1,190)	$ (1,546)	$ (1,363)	$ (1,845)
Stock compensation expense	(27)	(6)		(87)	(32)
Net transfers to 3M on the condensed consolidated and combined statements of cash flows				(8,247)	(1,248)	(1,553)	(1,456)	(1,947)
Related Party
Related Party Transaction [Line Items]
Net transfers to 3M on the condensed consolidated and combined changes in equity			$ (1,100)
Stock compensation expense	0	(6)		(4)	(32)	(39)	(37)	(38)
Multiemployer pension expense	0	(8)		(5)	(26)	(32)	(56)	(64)
Net balances transferred from 3M	0	0		337	0	100	0	0
Net transfers to 3M on the condensed consolidated and combined statements of cash flows	0	(487)		(8,247)	(1,248)	(1,553)	(1,456)	(1,947)
Net Parent Investment
Related Party Transaction [Line Items]
Net transfers to 3M on the condensed consolidated and combined changes in equity	0	(473)		(8,575)	(1,190)	(1,582)	(1,363)	(1,845)
Net Parent Investment | Related Party
Related Party Transaction [Line Items]
Net transfers to 3M on the condensed consolidated and combined changes in equity	$ 0	$ (473)		$ (8,575)	$ (1,190)	$ (1,582)	$ (1,363)	$ (1,845)